Stock-Based Compensation - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017 CAD Equity Options CAD / shares shares	Dec. 31, 2016 CAD Equity Options CAD / shares	Dec. 31, 2015 Equity
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		CAD 16,000,000	CAD 19,000,000
Black scholes option pricing model [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of options granted		CAD 5.18	CAD 3.78
Risk-free interest rate		1.25%	1.50%
Dividend yield		3.00%	3.00%
Expected volatility		29.50%	29.50%
Expected life		6 years 8 months 12 days	6 years 8 months 12 days
Executive Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description of share-based payment arrangement		The options provide the holder the right to purchase MFC common shares at an exercise price equal to the higher of the prior day, prior five-day or prior ten-day average closing market price of the shares on the Toronto Stock Exchange on the date the options are granted.
Shares reserved for future issuance | shares		73,600,000
Executive Stock Option Plan [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option vesting period		4 years
Option expiration period		10 years
Deferred Share Units under ESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		3 years
Number of common shares to be received on retirement or termination | shares		1
Fair value of equity issued		0	0
Number of shares outstanding		610,000	633,000
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		CAD 13,000,000	CAD 6,000,000
Number of equity granted		23,000	14,000
Number of other equity instruments entitle holder to receive payment in cash | Options		1,103,000	1,235,000
Number of other equity entitle holder to receive payment in cash or common shares | Options		932,000	814,000
Amount of the liability relating to equity		CAD 53,000,000	CAD 43,000,000
Deferred Share Units [Member] | Defer receipt of all or part of annual bonus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of equity granted		0	27,000
Deferred Share Units [Member] | Defer payment of all or part of RSUs or PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of equity granted		43,000	83,000
Deferred Share Units [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of equity issued | Equity		156,000	254,000
Number of shares outstanding | Equity		2,645,000	2,682,000	2,542,000
Fair value of equity granted | CAD / shares		CAD 26.22	CAD 23.91
Deferred Share Units [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		34 months	4 years
Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares reserved for future issuance | shares		1,000,000
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		CAD 125,000,000	CAD 110,000,000
Vesting period	34 months
Number of equity granted		5,600,000	7,600,000
Fair value of equity granted | CAD / shares		CAD 26.22	CAD 23.91
Vesting date	Dec. 15, 2019
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		CAD 21,000,000	CAD 9,000,000
Vesting period	36 months
Number of equity granted		1,000,000	1,200,000
Fair value of equity granted | CAD / shares		CAD 26.22	CAD 23.91
Vesting date	Feb. 28, 2020
Restricted share units and performance share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Amount of the liability relating to equity		CAD 228,000,000	CAD 196,000,000